Other Assets and Other Financial Assets - Fair value (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 1,245	$ 983
Fair value
Disclosure Of Other Assets And Other Financial Assets [line items]
Non-current accounts receivables	$ 1,178	$ 699